CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,226,882	$ 11,384,983	$ 5,898,378
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	606,045	641,647	796,566
(Increase) Decrease In:
Accounts receivable	(11,957,333)	(8,886,939)	(14,401,465)
Inventories	2,077,598	(3,698,453)	12,519,709
Advance to suppliers	(4,405,230)	1,294,247	(24,551,618)
Other current assets	1,853	10,894	(6,023)
Deferred tax assets	(46,866)	(9,625)	16,440
Notes receivable - bank acceptance notes	0	0	15,280,381
Accounts receivable - related parties	(536,358)	0	0
Increase (Decrease) In:
Accounts payable	661,404	(69,973)	(1,144,936)
Customer deposits	2,848,047	(32,524)	180,490
Income tax payable	(130,706)	1,097,171	(144,084)
Other payables and accrued expenses	(105,037)	(256,258)	2,496,349
Customer deposits - RPT	(1,441,487)	4,800,384	0
Due to related party	2,297,639	0	(3,912)
Due to shareholder	(1,695,259)	1,343,760	44,000
Net cash provided by/ (used in) operating activities	401,192	7,619,314	(3,019,725)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(139,795)	(72,305)	(37,848)
Net cash used in investing activities	(139,795)	(72,305)	(37,848)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	85,479,789	17,900,302	13,497,882
Repayments of short-term bank loans	(81,777,165)	(17,543,051)	(17,380,550)
Proceeds from long-term bank loans	6,171,040	0	0
Repayments of long-term bank loans	(7,260,047)
Proceeds from notes payable-bank acceptance notes	9,002,458	9,063,444	14,662,757
Repayment of notes payable-bank acceptance notes	(8,712,056)	(10,120,846)	(14,588,702)
Net cash used in financing activities	2,904,019	(700,151)	(3,808,613)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	3,165,416	6,846,858	(6,866,186)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(2,078,097)	(7,474,935)	8,088,466
Cash, cash equivalents and restricted cash at beginning of period	7,515,076	8,143,153	6,920,873
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	8,602,395	7,515,076	8,143,153
Cash paid during the periods:
Income taxes paid	1,749,389	1,019,270	840,670
Interest paid	2,148,285	1,388,283	1,397,635
Non-cash transactions:
Appropriation to statutory reserve	$ 1,278,197	$ 1,092,559	$ 549,232